PRINCIPAL ACTIVITIES AND ORGANIZATION	9 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries. The Company, its subsidiaries are collectively referred to as the “Group”.

The Company was incorporated under the laws of the Cayman Islands as an exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

The Group’s principal operations and geographic market is in the People’s Republic of China (“PRC”). The Group operates vehicle sales business through an “inventory-owning” model where the Group sells its own inventory of used vehicles.

As of December 31, 2024, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Hefei”)	Hefei	September 8, 2021	88%	Vehicle sales
Youfang (Beijing) Information Technology Co., Ltd.	Beijing	March 25, 2016	100%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100%	Vehicle sales

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

Liquidity

The Company has incurred net losses since inception. For the nine months ended December 31, 2024, the Company incurred net loss of RMB199.3 million and had operating cash outflow of RMB194.0 million. As of December 31, 2024, the Company had an accumulated deficit in the amount of RMB19.6 billion, its current liabilities exceeded its current assets by approximately RMB422.6 million, the Company’s cash balance was RMB25.1 million. These adverse conditions and events raise substantial doubt about the Company’s ability to continue as a going concern, before consideration of management’s plan.

Therefore, the Company’s ability to continue as a going concern is dependent on the effective implementation of management’s plan to mitigate these conditions and events. A summary of management’s plan includes:

●	As of the date of the issuance of the consolidated financial statements, the Company was entitled to a consideration receivable of US$9.4 million due from NIO Capital for the issuance of its senior convertible preferred shares, which had been converted into ordinary shares in March 2024. Based on the arrangement with NIO Capital, management expects to receive the outstanding consideration no later than June 30, 2025.

●	On March 4, 2025, the Company entered into a share subscription agreement with Fame Dragon Global Limited (the “Investor”), an investment vehicle of NIO Capital, pursuant to which the Investor agreed to purchase 5,738,268,233 Class A Ordinary Shares of the Company for a total consideration of US$27.8 million. As of the date of the issuance of the consolidated financial statements, the Company has received US$19.0 million and issued 3,911,092,516 Class A Ordinary Shares of the Company to the Investor and entities designated by the Investor. Based on the arrangement with NIO Capital, management expects to complete the closing of the remaining subscription at the consideration of US$ 8.8 million no later than June 30, 2025.

●	In April 2025, the Company consummated the issuance of ordinary shares to Lightwind Global Limited (“Lightwind”, a wholly-owned subsidiary of Pintu (Beijing) information Technology Co., Ltd. (“Pintu Beijing”)) with the total consideration of USD equivalent of RMB53.4 million (Note 8).

●	As of December 31, 2024, the Company had outstanding borrowings of RMB126.3 million under the inventory-pledged financing facility agreements with certain reputable banks and financial institutions in the PRC, and unused facilities of RMB253.7 million. These facility agreements will mature within one year since the date of the issuance of the consolidated financial statements. Management plans to obtain renewals of such facilities when they become mature.

●	Pursuant to an equity investment agreement entered into in September 2023 with Hefei Construction Investment North City Industrial Investment Co., Ltd. (“HCI”), which is also the lessor of the Company’s used car retail superstore (the “Superstore”) operated by Uxin Hefei, HCI is obligated to reinvest in Uxin Hefei after Uxin Hefei makes the annual lease payments over a 10-year lease period. In October 2023 and April 2025 respectively, Uxin Hefei and HCI mutually agreed that the first-year and second-year rentals of approximately RMB147.1 million and RMB127.7 million were converted into the investment of approximately 12.02% and 8.40% equity interests in Uxin Hefei by HCI (Note 16). The third-year rental will become due in September 2025 and management plans to further agree with HCI to convert the third-year rental instalments into HCI’s investment.

●	In 2024, the Company entered into two equity investment agreements with the non-controlling shareholders of two subsidiaries of the Company established in Zhengzhou and Wuhan for the future operations of its superstores in Zhengzhou and Wuhan. Pursuant to these agreements, management plans to receive capital contributions of RMB50 million and RMB33.3 million committed by the two non-controlling shareholders following the Company’s capital contributions of RMB120.0 million and RMB66.7 million to these two subsidiaries, respectively, within one year since the date of the issuance of the consolidated financial statements. As of the date of the issuance of the consolidated financial statements, the Company has made contributions of RMB14.0 million to the subsidiary in Wuhan and received RMB14.0 million from its non-controlling shareholder.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

●	With funds from the above equity and debt financings, management plans to grow the Company’s vehicle sales revenue by increasing the sales volume, improve the Company’s gross profit margin by increasing the value-added services offered to its customers, and maintain vehicle turnover rate by managing reasonable vehicle prices. Management’s plan also contemplates that, in view of the uncertainties surrounding the implementation of the above equity and debt financings plans, management will, if and when necessary, make adjustments to the Company’s operation scale by adjusting vehicle purchase volume based on its liquidity position, and also to optimize the Company’s cost structure to reduce the expenses such as labour costs, advertising expenses and certain administrative expenses according to the Company’s operation scale.

Management has concluded that it is probable to effectively implement the above plan, and has prepared a cash flows forecast covering a period of not less than twelve months from the date of issuance of the consolidated financial statements after considering the effective implementation of management’s plan. Management concluded that as result of its evaluation, management’s plan has alleviated the substantial doubt of the Company’s ability to continue as a going concern, and the Company’s current cash and cash equivalents, funds from the planned equity and debt financings and the cash flows from operations are sufficient for the Company to meet its anticipated working capital requirements and other capital commitments and the Company will be able to meet its payment obligations when liabilities that fall due within the next twelve months from the date these consolidated financial statements are issued. The Company’s consolidated financial statements have been prepared on a going concern basis.